Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Issuances	£ 259	£ 1,890
Redemption of subordinated debt	1,180	£ 4,807
Barclays Plc | USD floating rate notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	128
Barclays Plc | ZAR floating rate notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	89
Other subsidiaries | USD floating rate notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	74
Other subsidiaries | EUR floating rate notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	42
Other subsidiaries | GBP undated secured subordinated loan notes
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	67
Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Issuances	1,039
Barclays Bank PLC | Subordinated notes
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	1,039
Barclays Bank PLC | 6.625% fixed rate subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	£ 838
Borrowings, interest rate	6.625%
Barclays Bank PLC | 6.86% callable perpetual core T1 notes
Disclosure of detailed information about borrowings [line items]
Issuances	£ 147
Borrowings, interest rate	6.86%
Barclays Bank PLC | Subordinated floating rate notes
Disclosure of detailed information about borrowings [line items]
Issuances	£ 42
Barclays Bank PLC | 6% callable perpetual ore T1 notes
Disclosure of detailed information about borrowings [line items]
Issuances	£ 12
Borrowings, interest rate	6.00%